Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2012 (In thousands, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$793,484	$833,165	$714,167	$737,521
Cost of sales	704,971	727,607	643,578	666,884
Gross profit	88,513	105,558	70,589	70,637
Operating income (loss)	(434)	17,597	(66,104)	(204,893)
Net income (loss)	(11,142)	5,508	(66,754)	(332,629)

Net income (loss) per common share — basic
Continuing Operations	(0.24)	0.12	(1.45)	(7.14)
Discontinued Operations	—	—	—	(0.04)
	(0.24)	0.12	(1.45)	(7.18)

Net income (loss) per common share — diluted
Continuing Operations	(0.24)	0.12	(1.45)	(7.14)
Discontinued Operations	—	—	—	(0.04)
	(0.24)	0.12	(1.45)	(7.18)

Common stock market price:
High	$10.37	$8.96	$7.96	$8.39
Low	8.04	4.66	4.75	6.61

2011 (In thousands, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$824,463	$870,351	$722,764	$721,718
Cost of sales	689,558	717,262	641,702	649,509
Gross profit	134,905	153,089	81,062	72,209
Operating income (loss)	42,200	13,846	(10,395)	(11,911)
Net income (loss)	24,202	77,775	(28,826)	(16,315)

Net income (loss) per common share — basic	0.53	1.71	(0.63)	(0.36)
Net income (loss) per common share — diluted	0.52	1.68	(0.63)	(0.36)

Common stock market price:
High	$17.19	$16.09	$13.37	$9.60
Low	13.71	12.01	8.34	7.64